Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables .
Schedule of trade and other receivables

	2025	2024
	$ million	$ million
Current
Trade receivables	1,200	1,100
Less: loss allowance	(44)	(41)
Trade receivables – net	1,156	1,059
Derivatives[1]	20	47
Other receivables[2]	138	148
Prepayments	99	127
	1,413	1,381
Non-current
Derivatives[1]	26	11
Investments relating to deferred compensation arrangements	109	–
Other non-current assets	29	13
	164	24
1	Refer to note 16.6 for details of derivatives.
2	Other receivables include deposits, rebates, finance lease receivables and other items of a similar nature.

Schedule of trade receivables - net

	2025 Weighted average loss rate	2025 Loss allowance	2025 Gross carrying amount	2024 Weighted average loss rate	2024 Loss allowance	2024 Gross carrying amount
	%	$ million	$ million	%	$ million	$ million
Not past due	-0.8%	(8)	949	-0.8%	(7)	860
Past due not more than 3 months	-0.6%	(1)	169	-0.6%	(1)	154
Past due more than 3 months	-9.7%	(3)	31	-7.7%	(2)	26
Past due more than 6 months	-62.7%	(32)	51	-51.7%	(31)	60
		(44)	1,200		(41)	1,100
Loss allowance			(44)			(41)
Trade receivables – net			1,156			1,059

Schedule of movements in loss allowance

	2025	2024	2023
	$ million	$ million	$ million
At 1 January	41	45	49
Exchange adjustment	2	(2)	1
Net receivables provided during the year	12	1	3
Utilisation of provision	(11)	(3)	(8)
At 31 December	44	41	45

Schedule of trade receivables denominated by currency

	2025	2024
	$ million	$ million
US Dollar	502	518
Sterling	38	36
Euro	253	207
Other	363	298
Trade receivables – net	1,156	1,059